Accounting policies (Schedule of Changes in Financial Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Balance, beginning	$ 0	$ 2,169
Change in fair value of warrant derivative liability	150
Interest expenses on convertible notes		5
Conversion of convertible notes		(3,674)
Change In Financial Liabilities Issuance Of Warrants	530
Change in fair value of convertible notes		1,500
Balance, ending	$ 680	$ 0